Income tax - Movement in recognized deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (982)	$ (1,074)
Recognized in profit or loss	90	118
Recognized in equity	(7)	(25)
Other	5	(1)
Ending balance	(894)	(982)
Deferred tax assets - non-current			$ 28	$ 32
Deferred tax liabilities - non-current			(922)	(1,014)
Total recognized net deferred tax liabilities	(982)	(1,074)	(894)	(982)
Derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(73)	(99)
Recognized in profit or loss	73	26
Recognized in equity	0	0
Other	0	0
Ending balance	0	(73)
Total recognized net deferred tax liabilities	(73)	(99)	0	(73)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(360)	(556)
Recognized in profit or loss	(15)	197
Recognized in equity	0	0
Other	(1)	(1)
Ending balance	(376)	(360)
Total recognized net deferred tax liabilities	(360)	(556)	(376)	(360)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,102)	(1,711)
Recognized in profit or loss	48	612
Recognized in equity	0	0
Other	2	(3)
Ending balance	(1,052)	(1,102)
Total recognized net deferred tax liabilities	(1,102)	(1,711)	(1,052)	(1,102)
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	258	492
Recognized in profit or loss	20	(214)
Recognized in equity	(10)	(20)
Other	1	0
Ending balance	269	258
Total recognized net deferred tax liabilities	258	492	269	258
Tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	85	97
Recognized in profit or loss	(18)	(12)
Recognized in equity	0	0
Other	(2)	0
Ending balance	65	85
Total recognized net deferred tax liabilities	85	97	65	85
Interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	112	562
Recognized in profit or loss	9	(450)
Recognized in equity	0	0
Other	0	0
Ending balance	121	112
Total recognized net deferred tax liabilities	112	562	121	112
Other items
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	98	141
Recognized in profit or loss	(27)	(41)
Recognized in equity	3	(5)
Other	5	3
Ending balance	79	98
Total recognized net deferred tax liabilities	$ 98	$ 141	$ 79	$ 98